Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials	$ 351	$ 163
Work-in-process	127	539
Finished goods	1,964	1,274
Inventory	2,442	1,976
Discontinued Operations
Inventory [Line Items]
Inventory	0	11
Continuing Operations
Inventory [Line Items]
Inventory	$ 2,442	$ 1,965